Turnover and Segment Information - Turnover by Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Turnover	£ 33,754	£ 30,821	£ 30,186
Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	33,706	30,821	30,186
Corporate and Other Unallocated [member]
Disclosure of operating segments [line items]
Turnover	48
Pharmaceuticals [member]
Disclosure of operating segments [line items]
Turnover	17,554	17,269	17,276
Pharmaceuticals [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	17,554	17,269	17,276
Vaccines [member]
Disclosure of operating segments [line items]
Turnover	7,157	5,894	5,160
Vaccines [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	7,157	5,894	5,160
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	8,995	7,658	7,750
Consumer Healthcare [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Turnover	£ 8,995	£ 7,658	£ 7,750